                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [_]; Amendment Number:
                                               ----------
  This Amendment (Check only one.): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jones Collombin Investment Counsel Inc.
Address: 150 King Street, West, Suite 2108
         P.O. Box 52
         Toronto, Ontario, Canada, M5M 3G3

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Douglas M. Jones
Title: President
Phone: 416-366-1122

Signature, Place, and Date of Signing:


/s/ Douglas M. Jones              Toronto, Ontario, Canada      May 14, 2010
-------------------------------   ---------------------------   ---------------
     [Signature]                       [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         52
Form 13F Information Table Value Total:   $281,228
                                        (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                               Shares or                               Voting Authority
                                                        Value  Principal SH/ PUT/ Investment   Other  ------------------
Name of Issuer              Title of Class   CUSIP   (x$1,000)   Amount  PRN CALL Discretion Managers  SOLE  SHARED NONE
--------------------------- -------------- --------- --------- --------- --- ---- ---------- -------- ------ ------ ----
ABBOTT LABS                 COM            002824100  $  5,579    105905  SH         SOLE             105905
AGRIUM INC                  COM            008916108  $  3,675     51955  SH         SOLE              51955
BANK MONTREAL QUE           COM            063671101  $     33       550  SH         SOLE                550
BANK NOVA SCOTIA HALIFAX    COM            064149107  $ 10,002    199580  SH         SOLE             199580
BARRICK GOLD CORP           COM            067901108  $  9,856    256790  SH         SOLE             256790
BAXTER INTL INC             COM            071813109  $  9,249    158910  SH         SOLE             158910
BCE INC                     COM,NEW        05534B760  $  8,099    275475  SH         SOLE             275475
BECTON DICKINSON & CO       COM            075887109  $  5,378     68310  SH         SOLE              68310
CANADIAN NAT RES LTD        COM            136385101  $    110      1485  SH         SOLE               1485
CANADIAN NATL RY CO         COM            136375102  $    145      2390  SH         SOLE               2390
CANADIAN PAC RY LTD         COM            13645T100  $  4,473     79332  SH         SOLE              79332
CARNIVAL CORP               PAIR ED CTF    143658300  $     13       345  SH         SOLE                345
CDN IMPERIAL BK OF COMMERCE COM            136069101  $     35       485  SH         SOLE                485
CENOVUS ENERGY INC          COM            15135U109  $     91      3500  SH         SOLE               3500
CHEVRON CORP NEW            COM            166764100  $  6,995     92240  SH         SOLE              92240
CISCO SYS INC               COM            17275R102  $     10       400  SH         SOLE                400
CLOROX CO DEL               COM            189054109  $  5,055     78813  SH         SOLE              78813
COCA COLA CO                COM            191216100  $  5,608    101955  SH         SOLE             101955
DISNEY WALT CO              COM            254687106  $     55      1565  SH         SOLE               1565
ENBRIDGE INC                COM            29250N105  $  1,992     41760  SH         SOLE              41760
ENCANA CORP                 COM            292505104  $    112      3600  SH         SOLE               3600
GOLDCORP INC NEW            COM            380956409  $  4,332    115900  SH         SOLE             115900
IESI BFC LTD                COM            44951D108  $  1,568     90660  SH         SOLE              90660
ISHARES TR                  HIGH YLD CORP  464288513  $     44       500  SH         SOLE                500
ISHARES TR                  S&P GLB MTRLS  464288695  $  5,421     85245  SH         SOLE              85245
ISHARES TR INDEX            MSCI EMERG MKT 464287234  $  5,487    130265  SH         SOLE             130265
ISHARES TR INDEX            FTSE XNHUA IDX 464287184  $  5,407    128425  SH         SOLE             128425
ISHARES TR INDEX            IBOXX INV CPBD 464287242  $     68       645  SH         SOLE                645
KELLOGG CO                  COM            487836108  $  5,024     94035  SH         SOLE              94035
KRAFT FOODS INC             CL A           50075N104  $ 11,382    376380  SH         SOLE             376380

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
MANULIFE FINL CORP          COM            56501R106  $      8       400  SH         SOLE                400
MCDONALDS CORP              COM            580135101  $ 10,575    158505  SH         SOLE             158505
MEDTRONIC INC               COM            585055106  $  6,276    139370  SH         SOLE             139370
MICROSOFT CORP              COM            594918104  $      9       300  SH         SOLE                300
NOBLE CORPORATION BAAR      NAME N-AKT     H5833N103  $      3        74  SH         SOLE                 74
NORFOLK SOUTHERN CORP       COM            655844108  $  5,512     98630  SH         SOLE              98630
POWERSHARES QQQ TRUST       UNIT SER 1     73935A104  $ 12,881    267455  SH         SOLE             267455
PROCTER & GAMBLE CO         COM            742718109  $  6,235     98548  SH         SOLE              98548
ROGERS COMMUNICATIONS INC   CL B           775109200  $  8,693    254439  SH         SOLE             254439
ROYAL BK CDA MONTREAL QUE   COM            780087102  $ 11,792    201420  SH         SOLE             201420
SELECT SECTOR SPDR TR       SBI CONS STPLS 81369Y308  $    148      5283  SH         SOLE               5283
SHAW COMMUNICATIONS INC     CL B,CONV      82028K200  $     20      1015  SH         SOLE               1015
STRYKER CORP                COM            863667101  $  6,114    106855  SH         SOLE             106855
SUN LIFE FINL INC           COM            866796105  $  6,546    203430  SH         SOLE             203430
SUNCOR ENERGY INC NEW       COM            867224107  $ 14,468    444715  SH         SOLE             444715
TECK RESOURCES LTD          CL B           878742204  $  7,019    161050  SH         SOLE             161050
TELUS CORP                  NON-VTG SHS    87971M202  $ 15,698    438595  SH         SOLE             438595
THOMSON REUTERS CORP        COM            884903105  $  9,050    248593  SH         SOLE             248593
TIM HORTONS INC             COM            88706M103  $ 10,338    317495  SH         SOLE             317495
TORONTO DOMINION BK ONT     COM, NEW       891160509  $ 12,391    166190  SH         SOLE             166190
TRANSCANADA CORP            COM            89353D107  $ 11,883    324143  SH         SOLE             324143
WAL MART STORES INC         COM            931142103  $ 10,270    184710  SH         SOLE             184710
                                                      $281,228